Income Taxes - Reconciliation of the Differences (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRC
Statutory rate	25.00%	25.00%	25.00%